Bank Borrowings	6 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Short-term Debt [Text Block]
Note 10 - Bank Borrowings

Borrowings primarily consist of loans denominated in Renminbi, and U.S. dollars. Bank borrowings are secured over certain bank deposits, certain trade receivables, certain plant and machinery, and certain land use rights. The bank borrowings are guaranteed by a number of unrelated parties, and Mr. Chao Xin, our Chief Executive Officer, Chairman and a shareholder of the Company.